Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity
		Option Outstanding		Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price
Balance, January 1, 2021	430,893	2,983,574	$0.71	9.52	$5,599,957
Shares available for grant cancelled	(407,864)
Shares authorized	4,400,000
Options granted	(145,753)	145,753	$2.59
Options exercised	—	(323,740)	$0.72
Options cancelled/forfeited	145,204	(145,204)	$0.72
Balance, December 31, 2021	4,422,480	2,660,383	$0.81	8.54	$18,731,908
Vested and expected to vest, December 31, 2021		2,660,383	$0.81	8.54	$18,731,908
Exercisable		1,568,645	$0.71	8.74	$13,642,291

Schedule of stock-based compensation expense
	Year Ended December 31,
	2021	2020
Research and development	$612	$488
General and administrative	436	722
Total	$1,048	$1,210

Schedule of fair value of employee stock options was estimated using a Black-Scholes option-pricing model
Year Ended December 31,
	2021	2020
Expected term (in years)	5.29 – 6.08	5.00 – 6.06
Expected volatility	75.27% – 75.79%	74.27% – 75.61%
Risk-free interest rate	0.65% – 0.80%	0.27% – 0.45%
Expected dividend yield	—	—